Subordinated Loans - Schedule of Principal Balances, Interest Rates and Maturities of the Subordinated Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total subordinated loans	$ 15,128	$ 15,094
Subordinated Debt [Member]
Debt Instrument [Line Items]
Due within 10 years	9,973
Due within 18 years	5,155
Total subordinated loans	$ 15,128
Due within 10 years	6.48%
Subordinated Debt [Member] | 3-Month LIBOR [Member]
Debt Instrument [Line Items]
Due within 18 years	1.65%